ORDINARY SHARES	12 Months Ended
Dec. 31, 2011
ORDINARY SHARES
15	ORDINARY SHARES

The Company’s Memorandum and Articles of Association, as amended, authorizes the Company to issue 360,000,000 shares with a par value of USD0.0001 per share.

For the years ended December 31, 2009, 2010 and 2011, the Company issued 2,708,412, 1,559,872 and 119,644 ordinary shares, respectively, to employees upon the exercise of vested share options.

On March 2, 2010, the Company granted and issued an aggregate of 150,000 fully vested ordinary shares to its three independent directors. The grant of the shares to the independent directors was made in exchange for their forfeiture of 150,000 options granted in November 2007 (See Note 19). The Company also issued 30,000 and 20,000 ordinary shares, respectively, in the years ended December 31, 2010 and 2011 upon vesting of non-vested ordinary shares granted to an executive officer on March 2, 2010 (see Note 19). The non-vested shares vest in five equal installments on each of the first, second, third, fourth and fifth quarters after the date of grant, which was on March 2, 2010.

On August 26, 2008, the Board of Directors of the Company authorized a share repurchase program (“The 2008 Program”). The 2008 Program allowed the Company, from time to time and before December 27, 2009, to purchase up to 40,000,000 of its outstanding ordinary shares in the form of ADS from the open market. On August 13, 2010, the Board of Directors of the Company authorized another share repurchase program (“The 2010 Program”). The 2010 Program allows the Company, from time to time and during a 12-month period starting from August 13, 2010, to purchase up to USD20,000,000 of its outstanding ordinary shares in the form of ADS from the open market. On August 19, 2011, the Board of Directors of the Company authorized another share repurchase program (“The 2011 Program”). The 2011 Program allows the Company, from time to time and during a 12-month period starting from August 19, 2011, to purchase up to USD20,000,000 of its outstanding ordinary shares in the form of ADS from the open market. During the years ended December 31, 2009, 2010 and 2011, the Company repurchased 1,128,400, 3,827,082 and 5,476,490 of its ordinary shares for a total purchase price of USD2,356 (equivalent to RMB16,082), USD5,371 (equivalent to RMB36,584), and USD7,233 (equivalent to RMB45,522), respectively. As of December 31, 2009 and 2010, all of the repurchased shares had been retired. As of December 31, 2011, 334,388 of the total 5,476,490 ordinary shares repurchased in 2011 has not been retired and is presented as treasury stock in the consolidated balance sheet.